Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 532,092	$ 35,475	$ 46,463
Accounts receivable, net	103,516	80,200	2,872
Prepaid expenses and other current assets	87,589	71,603	77,853
Total current assets	723,197	187,278	127,188
Property and equipment, net	7,877	12,608	28,349
Other assets:
Intangible assets, net	133,126	145,627	162,092
Total assets	864,200	345,513	317,629
Current liabilities:
Accounts payable and other current liabilities	495,008	736,953	1,107,312
Due to officers/stockholders	0	473,129	172,778
Income taxes payable	398	717	27,400
Total current liabilities	495,406	1,210,799	1,307,490
Long-term:
Loans from stockholders	3,291,943	5,431,122	4,150,833
Other loans payable	300,000	300,000	0
Total long-term liabilities	3,591,943	5,731,122	4,150,833
Total liabilities	4,087,349	6,941,921	5,458,323
Commitments and contingencies
SurePure stockholders' equity (deficit):
Common stock	355,779	257,431	257,431
Additional paid-in capital	20,250,663	14,067,931	12,275,997
Equity of variable interest entities	1,004,150	1,004,150	1,004,150
Other comprehensive income	306,009	264,002	(329,254)
Deficit accumulated during the development stage	(23,777,100)	(20,891,469)	(16,881,742)
Stockholders' Equity Attributable to Parent	(1,860,499)	(5,297,955)	(3,673,418)
Stock subscription receivable	(42,141)	(42,141)	(42,141)
Total SurePure stockholders' equity (deficit)	(1,902,640)	(5,340,096)	(3,715,559)
Noncontrolling interest	(1,320,509)	(1,256,312)	(1,425,135)
Total equity (deficit)	(3,223,149)	(6,596,408)	(5,140,694)
Total liabilities and equity (deficit)	$ 864,200	$ 345,513	$ 317,629